Salt High truBetaTM US Market ETF
Schedule of Investments
September 30, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Basic Materials - 0.9%
4,609	Freeport-McMoRan, Inc.	$72,085
	Communication Services - 14.3%
44	Alphabet, Inc. - Class A (a)	64,486
55	Alphabet, Inc. - Class C (a)	80,828
2,343	DISH Network Corporation - Class A (a)	68,017
286	Facebook, Inc. - Class A (a)	74,903
616	IAC/InterActiveCorp (a)	73,785
154	Netflix, Inc. (a)	77,005
2,200	Pinterest, Inc. - Class A (a)	91,322
484	Roku, Inc. (a)	91,379
3,113	Snap, Inc. - Class A (a)	81,280
330	Twilio, Inc. - Class A (a)	81,540
1,925	Twitter, Inc. (a)	85,663
880	Zillow Group, Inc. - Class C (a)	89,399
198	Zoom Video Communications, Inc. - Class A (a)	93,082
9,031	Zynga, Inc. - Class A (a)	82,363
		1,135,052
	Consumer Cyclical - 23.4%
22	Amazon.com, Inc. (a)	69,272
704	Best Buy Company, Inc.	78,348
440	Carvana Company (a)	98,146
1,397	Chewy, Inc. - Class A (a)	76,598
858	Darden Restaurants, Inc.	86,435
1,056	DR Horton, Inc.	79,865
1,441	eBay, Inc.	75,076
682	Etsy, Inc. (a)	82,952
792	Expedia Group, Inc.	72,619
1,056	Floor & Decor Holdings, Inc. -Class A (a)	78,989
2,706	Harley-Davidson, Inc.	66,405
968	Lennar Corporation - Class A	79,066
2,343	LKQ Corporation (a)	64,971
462	Lowe's Companies, Inc.	76,627
748	Marriott International, Inc. - Class A (a)	69,250
3,300	MGM Resorts International	71,775
1,331	Planet Fitness, Inc. - Class A (a)	82,016
1,661	PulteGroup, Inc.	76,888
209	Tesla Motors, Inc. (a)	89,663
1,683	Toll Brothers, Inc.	81,895
297	Wayfair, Inc. - Class A (a)	86,430
3,498	Wendy's Company	77,988
825	Williams-Sonoma, Inc.	74,613
913	Wynn Resorts, Ltd.	65,562
		1,861,449

	Consumer Defensive - 3.2%
561	Beyond Meat, Inc. (a)	93,160
1,144	Chegg, Inc. (a)	81,728
2,167	Darling Ingredients, Inc. (a)	78,077
		252,965
	Energy - 0.8%
5,258	Halliburton Company	63,359
	Financial Services - 13.1%
1,683	Apollo Global Management, Inc.	75,314
2,090	Athene Holding, Ltd. - Class A (a)	71,227
1,463	Blackstone Group, Inc. - Class A	76,369
1,441	E*TRADE Financial Corporation	72,122
3,817	Equitable Holdings, Inc.	69,622
374	Goldman Sachs Group, Inc.	75,163
4,334	Jefferies Financial Group, Inc.	78,012
2,178	KKR & Company, Inc.	74,793
220	MasterCard, Inc. - Class A	74,397
1,496	Morgan Stanley	72,331
418	PayPal Holdings, Inc. (a)	82,359
1,815	Principal Financial Group, Inc.	73,090
1,111	Prudential Financial, Inc.	70,571
385	Visa, Inc. - Class A	76,989
		1,042,359
	Healthcare - 6.1%
5,830	Amicus Therapeutics, Inc. (a)	82,320
913	Catalent, Inc. (a)	78,208
1,056	Horizon Therapeutics plc (a)	82,030
1,782	Immunomedics, Inc. (a)	151,523
396	Teladoc Health, Inc. (a)	86,819
		480,900
	Industrials - 4.8%
319	FedEx Corporation	80,235
462	Global Payments, Inc.	82,042
3,058	KBR, Inc.	68,377
1,463	Quanta Services, Inc.	77,334
891	TransUnion	74,960
		382,948
	Real Estate - 2.8%
1,606	CBRE Group, Inc. - Class A (a)	75,434
3,113	VICI Properties, Inc.	72,751
2,651	Weyerhaeuser Company	75,606
		223,791
	Technology - 30.3% (b)
154	Adobe, Inc. (a)	75,526
979	Advanced Micro Devices, Inc. (a)	80,268
704	Alteryx, Inc. - Class A (a)	79,939
671	Apple, Inc.	77,709
330	Autodesk, Inc. (a)	76,233
1,023	Ceridian HCM Holding, Inc. (a)	84,551
2,200	Cloudflare, Inc. Class A (a)	90,332
308	Coupa Software, Inc. (a)	84,466
1,254	CREE, Inc. (a)	79,930
594	Crowdstrike Holdings, Inc. - Class A (a)	81,568
374	DocuSign, Inc. (a)	80,500

3,839	DXC Technology Company	68,526
1,914	Dynatrace, Inc. (a)	78,512
1,155	Enphase Energy, Inc. (a)	95,391
1,067	First Solar, Inc. (a)	70,635
440	KLA Corporation	85,246
253	Lam Research Corporation	83,933
363	Microsoft Corporation	76,350
3,135	Nutanix, Inc. - Class A (a)	69,534
154	NVIDIA Corporation	83,348
385	Okta, Inc. (a)	82,332
308	Salesforce.com, Inc. (a)	77,407
165	ServiceNow, Inc. (a)	80,025
2,926	Slack Technologies, Inc. - Class A (a)	78,592
1,617	Smartsheet, Inc. - Class A (a)	79,912
550	Square, Inc. - Class A (a)	89,402
1,001	Teradyne, Inc.	79,539
363	Workday, Inc. - Class A (a)	78,092
803	Zendesk, Inc. (a)	82,645
583	Zscaler, Inc. (a)	82,022
		2,412,465
	TOTAL COMMON STOCKS (Cost $7,452,871)	7,927,373

	SHORT-TERM INVESTMENTS - 0.2%
13,068	First American Government Obligations Fund, Class X, 0.07% (c)	13,068
	TOTAL SHORT-TERM INVESTMENTS (Cost $13,068)	13,068
	TOTAL INVESTMENTS - 99.9% (Cost $7,465,939)	7,940,441
	Other Assets in Excess of Liabilities - 0.1%	11,590
	NET ASSETS - 100.0%	$7,952,031

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund Adviser.
(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Rate shown is the annualized seven-day yield as of September 30, 2020.

Summary of Fair Value Disclosure at September 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020.

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$7,927,373	$-	$-	$7,927,373
Short-Term Investments	$13,068	$-	$-	$13,068
Total Investments in Securities	$7,940,441	$-	$-	$7,940,441
^ See Schedule of Investments for breakout of investments by sector classification.

For the period ended September 30, 2020, the Fund did not recognize any transfers to or from Level 3.